Interest Expenses, Net	12 Months Ended
Dec. 31, 2023
Interest Expenses, Net [Abstract]
INTEREST EXPENSES, NET

16. INTEREST EXPENSES, NET

	For the years ended December 31,
Nature	2023	2022	2021
Interest expenses on various loans and others	$(4,531)	$(79)	$(1,980)
Interest income on cash deposits in banks	1,283	42	-
Total	$(3,248)	$(37)	$(1,980)

Interest expense primarily consists of interest accrued on various borrowings, including loans from a third party (refer to Note 11, Loans from a Third Party) and the Puluo Debt (refer to Note 24, Commitments and Contingencies – Puluo Debt).